JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, MA 02116

June 28, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Fundamental Equity Income Fund (the “Fund”)
File Nos. 002-10156; 811-00560

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, both dated June 24, 2022, contained in Post-Effective Amendment No. 219 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 171 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on June 23, 2022 via EDGAR, accession number 0001133228-22-004220.

If you have any questions or comments, please call me at 617-663-3679.

Sincerely,
/s/ Mara Moldwin
Mara Moldwin
Assistant Secretary of the Trust